PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Disclosure of other provisions
Provisions as of June 30, 2026 and December 31, 2025 are comprised of the following:

	June 30, 2026	December 31, 2025
Environmental	472	553
Emission rights	787	506
Asset retirement obligations	504	501
Site restoration	102	116
Staff related obligations	246	242
Voluntary separation plans	95	114
Litigation and contingencies (see note 15)	404	404
Tax claims	181	177
Other legal claims and contingencies	223	227
Commercial agreements and onerous contracts	21	18
Other	197	201
Total	2,828	2,655
Short-term provisions	939	1,039
Long-term provisions	1,889	1,616
Total	2,828	2,655